Consolidated statements of changes in equity - EUR (€) € in Thousands	Issued capital	Treasury shares	Other Reserves	Accumulated losses	Total	Non-controlling interests	Total
Closing balance at Dec. 31, 2021	€ 339,259	€ (3)	€ 149,460	€ (224,328)	€ 264,388	€ 26,438	€ 290,826
Comprehensive loss
Loss for the year				(218,290)	(218,290)	(21,461)	(239,751)
Currency translation difference			(1,011)		(1,011)	(605)	(1,616)
Net actuarial gains (losses) from defined benefit plans			1,261		1,261	552	1,813
Total comprehensive loss for the year			250	(218,290)	(218,040)	(21,514)	(239,554)
Transactions with owners
Employee share-based compensation			7,431		7,431		7,431
Capital contribution from non-controlling interests						172	172
Changes in ownership interest in subsidiaries without change of control			(396)		(396)	390	(6)
Issuance of ordinary shares upon Reverse Recapitalization (refer to Note 1 for definition), net of issuance costs	(357,828)	3	599,762		241,937		241,937
Total transactions with owners	(339,259)	(25,020)	613,251		248,972	562	249,534
Issuance of Ordinary Shares	€ 18,569	(25,023)	6,454
Closing balance at Dec. 31, 2022		(25,023)	762,961	(442,618)	295,320	5,486	300,806
Comprehensive loss
Loss for the year				(129,313)	(129,313)	(16,940)	(146,253)
Currency translation difference			3,333		3,333	776	4,109
Net actuarial gains (losses) from defined benefit plans			(761)		(761)	(490)	(1,251)
Total comprehensive loss for the year			2,572	(129,313)	(126,741)	(16,654)	(143,395)
Transactions with owners
Employee share-based compensation			2,749		2,749		2,749
Capital contribution from non-controlling interests						5,645	5,645
Changes in ownership interest in subsidiaries without change of control			(1,987)		(1,987)	1,810	(177)
Total transactions with owners		(40,382)	41,144		762	7,455	8,217
Repurchase of ordinary shares		25,023	(25,023)
Issuance of Ordinary Shares		(65,405)	65,405
Closing balance at Dec. 31, 2023		(65,405)	806,677	(571,931)	169,341	(3,713)	165,628
Comprehensive loss
Loss for the year				(165,255)	(165,255)	(24,040)	(189,295)
Currency translation difference			(8,007)		(8,007)	(1,444)	(9,451)
Net actuarial gains (losses) from defined benefit plans			45		45	7	52
Total comprehensive loss for the year			(7,962)	(165,255)	(173,217)	(25,477)	(198,694)
Transactions with owners
Employee share-based compensation			551		551		551
Capital contribution from non-controlling interests						5	5
Others			(1,081)		(1,081)	680	(401)
Total transactions with owners		18,829	(19,359)		(530)	685	155
Repurchase of ordinary shares		18,829	(18,829)
Closing balance at Dec. 31, 2024		€ (46,576)	€ 779,356	€ (737,186)	€ (4,406)	€ (28,505)	€ (32,911)